1933 Act File No. 333-179562
1940 Act File No. 811-22668

ETF Series Solutions

On behalf of ETF Series Solutions (the "Trust"), attached for filing are the XBRL exhibits for the AlphaClone Alternative Alpha ETF and The Zacks MLP ETF, each a series of the Trust, corresponding to the form of prospectus that was filed on May 31, 2012 for each series.

The XBRL exhibits attached consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE